CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash		$ 6,411	$ 2,489
Cash and restricted cash	$ 38,377	6,884
Restricted cash		473
Accounts receivable-net	44,785	45,927	38,468
Contract assets	35,441	13,605	10,112
Prepaid and other current assets	8,585	6,823	2,598
Income tax receivable	1,182	1,205	332
Total current assets	127,188	73,239	53,999
NON-CURRENT ASSETS:
Property and equipment-net	34,559	27,036	20,792
Goodwill	274,309	127,058	90,498
Other intangible assets-net	162,201	102,549	68,563
Other assets	4,081	1,956	519
TOTAL ASSETS	602,338	331,838	234,371
CURRENT LIABILITIES:
Accounts payable and other accrued liabilities	33,897	29,585	19,008
Accounts payable to related party			70
Accrued payroll and benefits	17,957	11,032	8,207
Warrant option		16,878	12,818
Business acquisitions contingent consideration, current	49,170	8,614
Current portion of long-term debt	5,034	7,143	2,262
Total current liabilities	106,058	73,252	42,365
Total liabilities	310,643	229,307	118,265
NON-CURRENT LIABILITIES:
Business acquisitions contingent consideration, long-term	9,742	379
Other non-current liabilities	3,431	379	67
Deferred tax liabilities-net	1,936	3,530	4,868
Conversion option	18,059
Long-term debt-net of deferred financing fees	171,417	145,046	70,965
Total liabilities	310,643	229,307	118,265
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY:
Common stock	0	0	0
Additional paid-in capital	261,945	38,153	47,869
Accumulated deficit	(123,165)	(64,404)	(40,847)
Notes receivable from stockholders			(122)
Accumulated other comprehensive loss	(13)	(40)
Total stockholders' (deficit) equity	138,767	(26,291)	6,900
TOTAL LIABILITIES, REDEEMABLE SERIES A-1 PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY	602,338	331,838	234,371
Redeemable Series A-1 Preferred Stock
NON-CURRENT LIABILITIES:
Preferred stock		128,822	$ 109,206
Convertible And Redeemable Series A-2 Preferred Stock
NON-CURRENT LIABILITIES:
Preferred stock	$ 152,928
Previously Reported
CURRENT ASSETS:
Prepaid and other current assets		5,618
CURRENT LIABILITIES:
Accounts payable and other accrued liabilities		38,199
Contingent Put Option
NON-CURRENT LIABILITIES:
Contingent put option		$ 7,100